Quarterly Holdings Report
for
Fidelity® Small Cap Discovery Fund
January 31, 2025
SMR-NPRT3-0425
1.813037.120
Common Stocks - 96.4%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	163,115	1,319,600
CANADA - 3.4%
Energy - 1.5%
Energy Equipment & Services - 0.3%
CES Energy Solutions Corp	1,139,100	6,748,306
Oil, Gas & Consumable Fuels - 1.2%
Parkland Corp	1,234,800	27,485,313
TOTAL ENERGY		34,233,619

Utilities - 1.9%
Gas Utilities - 1.9%
Brookfield Infrastructure Corp (United States) (a)	1,038,655	43,332,687
TOTAL CANADA		77,566,306
INDIA - 1.2%
Industrials - 1.2%
Professional Services - 1.2%
WNS Holdings Ltd ADR	437,341	26,787,136
ISRAEL - 0.2%
Information Technology - 0.2%
Software - 0.2%
Cellebrite DI Ltd (b)	196,460	4,722,898
PUERTO RICO - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	185,957	1,139,916
Financials - 1.4%
Financial Services - 1.4%
EVERTEC Inc	936,113	30,395,590
TOTAL PUERTO RICO		31,535,506
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (b)	94,600	20,453,466
UNITED STATES - 89.3%
Consumer Discretionary - 10.8%
Diversified Consumer Services - 3.2%
Adtalem Global Education Inc (b)	37,982	4,069,012
Carriage Services Inc	294,000	12,039,300
Laureate Education Inc (b)	3,118,403	58,376,504
		74,484,816
Household Durables - 1.3%
Cavco Industries Inc (b)	14,463	7,356,460
Installed Building Products Inc	50,314	10,004,436
TopBuild Corp (b)	35,300	12,096,604
		29,457,500
Specialty Retail - 4.6%
Academy Sports & Outdoors Inc (a)	674,096	35,261,962
American Eagle Outfitters Inc	297,997	4,809,672
Boot Barn Holdings Inc (b)	37,318	6,002,600
Caleres Inc (a)	320,500	5,874,765
Murphy USA Inc	106,856	53,738,951
		105,687,950
Textiles, Apparel & Luxury Goods - 1.7%
Crocs Inc (b)	385,332	39,330,837
TOTAL CONSUMER DISCRETIONARY		248,961,103

Consumer Staples - 4.8%
Beverages - 0.5%
Coca-Cola Consolidated Inc	6,587	9,008,513
Primo Brands Corp Class A	103,212	3,340,972
		12,349,485
Consumer Staples Distribution & Retail - 4.1%
Performance Food Group Co (b)	1,020,605	92,170,838
Food Products - 0.2%
Simply Good Foods Co/The (b)	147,300	5,597,400
TOTAL CONSUMER STAPLES		110,117,723

Energy - 4.5%
Energy Equipment & Services - 0.5%
Cactus Inc Class A	166,803	9,959,807
Flowco Holdings Inc Class A	30,200	845,600
		10,805,407
Oil, Gas & Consumable Fuels - 4.0%
Chord Energy Corp	102,500	11,526,125
Civitas Resources Inc	677,300	34,379,748
Core Natural Resources Inc	57,700	5,212,618
Gulfport Energy Corp (b)	48,700	8,693,437
Northern Oil & Gas Inc (a)	405,883	14,591,494
Ovintiv Inc	265,000	11,188,300
Sitio Royalties Corp Class A	365,380	7,358,753
		92,950,475
TOTAL ENERGY		103,755,882

Financials - 15.5%
Banks - 3.9%
Cadence Bank	791,196	27,850,099
Old National Bancorp/IN	605,400	14,438,790
Webster Financial Corp	774,604	46,662,145
		88,951,034
Capital Markets - 1.9%
Stifel Financial Corp	381,300	44,173,605
Consumer Finance - 3.0%
FirstCash Holdings Inc	622,000	67,891,300
Financial Services - 1.4%
HA Sustainable Infrastructure Capital Inc	335,010	9,383,630
Voya Financial Inc	106,700	7,574,633
WEX Inc (b)	92,600	17,028,214
		33,986,477
Insurance - 5.3%
Assurant Inc	107,740	23,184,571
Baldwin Insurance Group Inc/The Class A (b)	500,309	20,487,654
Primerica Inc	164,305	47,676,382
Reinsurance Group of America Inc	60,700	13,831,101
Selective Insurance Group Inc	198,163	16,671,453
		121,851,161
TOTAL FINANCIALS		356,853,577

Health Care - 7.9%
Biotechnology - 2.4%
Astria Therapeutics Inc (b)	190,315	1,495,876
Celldex Therapeutics Inc (b)	321,984	7,885,388
CG oncology Inc	79,700	2,396,579
Cytokinetics Inc (b)	328,800	16,262,448
Day One Biopharmaceuticals Inc (b)	160,700	1,987,859
Disc Medicine Inc (b)	35,100	1,958,580
Janux Therapeutics Inc (b)	2,400	104,352
Nurix Therapeutics Inc (b)	110,100	2,170,071
Perspective Therapeutics Inc (b)	205,266	728,694
Soleno Therapeutics Inc (b)	39,600	1,989,108
Travere Therapeutics Inc (b)	126,800	2,594,328
Upstream Bio Inc	66,400	715,128
Vaxcyte Inc (b)	149,800	13,230,336
Viridian Therapeutics Inc (b)	77,000	1,492,260
		55,011,007
Health Care Equipment & Supplies - 1.4%
Haemonetics Corp (b)	206,901	14,286,514
Lantheus Holdings Inc (a)(b)	201,800	18,668,518
		32,955,032
Health Care Providers & Services - 3.3%
Acadia Healthcare Co Inc (b)	220,364	9,940,620
Addus HomeCare Corp (b)	14,800	1,852,368
BrightSpring Health Services Inc (b)	51,142	1,206,951
Ensign Group Inc/The	68,976	9,633,188
Owens & Minor Inc (b)	2,455,759	34,970,009
Pennant Group Inc/The (b)	226,377	5,992,199
Tenet Healthcare Corp (b)	88,900	12,525,121
		76,120,456
Life Sciences Tools & Services - 0.3%
Fortrea Holdings Inc (b)	404,200	6,794,602
Pharmaceuticals - 0.5%
Elanco Animal Health Inc (b)	969,700	11,665,491
Enliven Therapeutics Inc (b)	4,200	91,812
		11,757,303
TOTAL HEALTH CARE		182,638,400

Industrials - 24.9%
Aerospace & Defense - 1.0%
V2X Inc (b)	459,028	23,929,130
Building Products - 3.2%
AZZ Inc	173,540	14,887,997
Gibraltar Industries Inc (b)	229,537	14,086,685
Tecnoglass Inc (a)	303,986	23,102,936
UFP Industries Inc	177,900	20,574,135
		72,651,753
Commercial Services & Supplies - 2.5%
Brady Corp Class A	342,311	25,498,746
Brink's Co/The	335,849	31,344,788
		56,843,534
Construction & Engineering - 1.9%
IES Holdings Inc (b)	173,985	38,499,401
Valmont Industries Inc	14,600	4,843,696
		43,343,097
Electrical Equipment - 0.6%
NEXTracker Inc Class A (b)	278,500	14,041,970
Ground Transportation - 0.6%
ArcBest Corp	115,669	11,059,114
Proficient Auto Logistics Inc	97,716	961,525
Universal Logistics Holdings Inc	43,701	1,932,458
		13,953,097
Machinery - 1.9%
Blue Bird Corp (b)	55,251	1,968,040
Gates Industrial Corp PLC (b)	480,295	9,937,304
JBT Marel Corp	47,800	6,357,400
Mueller Industries Inc	172,100	13,552,875
REV Group Inc	290,721	10,088,019
Timken Co/The	25,400	2,038,858
		43,942,496
Professional Services - 9.4%
Cbiz Inc (b)	118,000	10,125,580
ExlService Holdings Inc (b)	446,900	22,461,194
Genpact Ltd	2,346,700	114,260,823
Kforce Inc	434,627	24,221,763
Maximus Inc	569,308	42,863,199
		213,932,559
Trading Companies & Distributors - 3.8%
Beacon Roofing Supply Inc (b)	123,414	14,604,813
Core & Main Inc Class A (b)	592,100	33,418,124
DXP Enterprises Inc/TX (b)	88,085	8,922,130
GMS Inc (b)	288,700	24,348,958
Rush Enterprises Inc Class A	113,200	6,876,899
		88,170,924
TOTAL INDUSTRIALS		570,808,560

Information Technology - 17.0%
Communications Equipment - 2.0%
Ciena Corp (b)	187,689	16,355,219
Lumentum Holdings Inc (b)	342,186	29,106,342
		45,461,561
Electronic Equipment, Instruments & Components - 6.5%
Belden Inc	149,800	17,447,206
ePlus Inc (b)	194,027	15,502,757
Insight Enterprises Inc (a)(b)	402,194	69,479,014
Napco Security Technologies Inc	117,300	4,304,910
PAR Technology Corp (b)	32,700	2,373,693
Sanmina Corp (b)	188,700	15,799,851
TD SYNNEX Corp	165,700	23,613,907
		148,521,338
IT Services - 3.2%
ASGN Inc (b)	658,947	58,125,715
Kyndryl Holdings Inc (b)	399,800	15,176,408
		73,302,123
Semiconductors & Semiconductor Equipment - 1.3%
Aehr Test Systems (a)(b)	137,400	1,556,742
Diodes Inc (b)	250,381	14,767,471
Penguin Solutions Inc (a)(b)	631,799	12,812,884
		29,137,097
Software - 4.0%
Core Scientific Inc (a)	235,400	2,888,358
Informatica Inc Class A (b)	446,800	11,473,824
Intapp Inc (b)	37,667	2,685,280
Olo Inc Class A (b)	335,886	2,478,839
Rapid7 Inc (b)	497,709	19,171,751
SPS Commerce Inc (b)	64,200	11,856,456
Tenable Holdings Inc (b)	851,600	36,695,444
Varonis Systems Inc (b)	100,800	4,572,288
Weave Communications Inc (b)	72,598	1,184,799
		93,007,039
TOTAL INFORMATION TECHNOLOGY		389,429,158

Materials - 3.2%
Chemicals - 0.8%
Hawkins Inc	19,817	2,118,635
Minerals Technologies Inc	198,000	15,184,620
		17,303,255
Construction Materials - 1.1%
Eagle Materials Inc	78,800	20,231,113
Knife River Corp (b)	48,700	5,044,346
		25,275,459
Metals & Mining - 0.7%
ATI Inc (b)	134,600	7,684,314
Carpenter Technology Corp	35,900	6,930,854
Constellium SE (b)	184,112	1,828,232
		16,443,400
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	126,500	14,796,705
TOTAL MATERIALS		73,818,819

Real Estate - 0.4%
Specialized REITs - 0.4%
Outfront Media Inc	557,904	10,265,434
Utilities - 0.3%
Gas Utilities - 0.3%
UGI Corp	221,500	6,806,695
TOTAL UNITED STATES		2,053,455,351
TOTAL COMMON STOCKS (Cost $1,853,193,933)		2,215,840,263

Money Market Funds - 7.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	78,800,906	78,816,665
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	95,988,810	95,998,409
TOTAL MONEY MARKET FUNDS (Cost $174,815,074)			174,815,074

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $2,028,009,007)	2,390,655,337
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(91,715,138)
NET ASSETS - 100.0%	2,298,940,199

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	111,809,220	744,075,799	777,069,249	3,651,501	895	-	78,816,665	78,800,906	0.1%
Fidelity Securities Lending Cash Central Fund	39,722,698	365,412,632	309,136,921	39,705	-	-	95,998,409	95,988,810	0.4%
Total	151,531,918	1,109,488,431	1,086,206,170	3,691,206	895	-	174,815,074	174,789,716

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Mattr Corp Class A	63,930,722	-	49,246,977	-	(21,141,967)	6,458,222	-	-
Total	63,930,722	-	49,246,977	-	(21,141,967)	6,458,222	-	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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